Employee Benefit Plans (Schedule of Options Granted) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	15.7	15.4	13.8	15.8
FIS Restated Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options available for grant, beginning (in shares)	6.7	11.7
Options granted in period (in shares)	3.1	4.4
Options outstanding (in shares)	15.7	15.4
Options available for grant, ending (in shares)	25.8	6.7